Institutional | Vanguard Pacific Stock Index Fund
Vanguard Pacific Stock Index Fund
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of the Pacific region.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Institutional - Vanguard Pacific Stock Index Fund	Institutional Shares	Institutional Plus Shares
Sales Charge (Load) Imposed on Purchases	none	none
Purchase Fee	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional - Vanguard Pacific Stock Index Fund	Institutional Shares	Institutional Plus Shares
Management Fees	0.06%	0.04%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.04%
Total Annual Fund Operating Expenses	0.09%	0.08%

Examples
The following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. These examples assume that the Shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional - Vanguard Pacific Stock Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	9	29	51	115
Institutional Plus Shares	8	26	45	103

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Asia Pacific All Cap Index. The FTSE Developed Asia Pacific All Cap Index is a market-capitalization-weighted index that is made up of approximately 2,196 common stocks of large-, mid-, and small-cap companies located in Japan, Australia, South Korea, Hong Kong, Singapore, and New Zealand.
Principal Risks
An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks tend to be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions. In addition, the Fund’s target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. The Index’s, and therefore the Fund’s, heavy exposure to Japan and Australia subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.
• Currency risk, which is the chance that the value of a foreign investment, measured in
• dollars, will decrease because of unfavorable changes in currency exchange rates.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund‘s target index and other comparative indexes, which have investment characteristics similar to those of the Fund. The Fund’s Institutional Plus Shares have not yet begun operations. Performance of the Fund’s Institutional Plus Shares would be substantially similar to that of the Institutional Shares because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ. The Spliced Pacific Stock Index reflects performance of the MSCI Pacific Index through March 26, 2013; the FTSE Developed Asia Pacific Index through September 30, 2015; and the FTSE Developed Asia Pacific All Cap Index thereafter. Returns for the FTSE Indexes shown are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. MSCI Pacific Index returns also are adjusted for withholding taxes. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard Pacific Stock Index Fund Institutional Shares
[1]	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2016, was 8.23%.

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.05% (quarter ended June 30, 2009), and the lowest return for a quarter was –17.86% (quarter ended September 30, 2008).
Average Annual Total Returns for Periods Ended December 31, 2015
Average Annual Total Returns - Institutional - Vanguard Pacific Stock Index Fund		1 Year	5 Years	10 Years
Institutional Shares		2.52%	2.77%	2.24%
Institutional Shares | Return After Taxes on Distributions		1.94%	2.11%	1.68%
Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares		1.91%	2.12%	1.78%
FTSE Developed Asia Pacific All Cap Index	[1]	3.06%	2.79%	2.75%
FTSE Developed Asia Pacific Index	[1]	2.66%	2.92%	2.93%
Spliced Pacific Stock Index	[1]	2.50%	2.97%	2.27%
MSCI Pacific Index	[1]	2.96%	3.18%	2.37%
FTSE Developed Asia Pacific All Cap Fair Value Index	[1],[2]
[1]	Comparative Indexes (reflect no deduction for fees or expenses)
[2]	Index returns for the period from October 1, 2015, through December 31, 2015, were 5.86%.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.